Performance Management - Grizzle Growth ETF	Nov. 24, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is the successor to the investment performance of the Grizzle Growth ETF, a former series of Listed Funds Trust (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on August 25, 2023 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. Accordingly, any performance information for periods prior to the close of business on August 25, 2023, is that of the Predecessor Fund. The Predecessor Fund had the same investment objective and investment strategies, and similar policies as the Fund, since the Predecessor Fund’s inception.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.etf.grizzle.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Heading]	Calendar Years Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.34% for the quarter ended June 30, 2023, and the lowest quarterly return was -18.64% for the quarter ended June 30, 2022.

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2025 through September 30, 2025 was 28.42%.

Year to Date Return, Label [Optional Text]	The Fund’s performance from January 1, 2025 through September 30, 2025
Bar Chart, Year to Date Return	28.42%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.34%
Highest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.64%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
	1 Year	Since Inception (12/16/2021)
Return Before Taxes	24.46%	11.08%
Return After Taxes on Distributions	23.71%	10.71%
Return After Taxes on Distributions and Sale of Shares	14.68%	8.54%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	9.57%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.etf.grizzle.com